Debt (Details) € in Thousands						3 Months Ended	12 Months Ended
	Sep. 26, 2018 USD ($)	Jun. 29, 2018 EUR (€)	Jun. 29, 2018 USD ($)	Jun. 28, 2018 USD ($)	Jan. 15, 2014 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 29, 2018 USD ($)	Dec. 19, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)
Line of Credit Facility [Line Items]
Letters of credit outstanding, amount						$ 11,777,000	$ 11,777,000	$ 17,274,000
Debt instrument, periodic payment, principal						1,991,000
Unamortized discount (premium) and debt issuance costs, net						14,129,000	14,129,000	16,942,000
Debt instrument, fee amount									$ 1,346,000
Long-term debt, gross						953,759,000	953,759,000	906,791,000
Notes payable						2,106,000	2,106,000	3,287,000
Term Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, outstanding amount												$ 796,574,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, remaining borrowing capacity						125,000,000	125,000,000	95,000,000
Debt instrument, unused borrowing capacity, amount						$ 113,223,000	$ 113,223,000	88,294,000
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity								35,000,000
Letters of credit outstanding, amount								6,706,000
Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage						6.26%	6.26%
Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage						7.39%	7.39%
First Lien Term Facility, due December 20, 2024
Line of Credit Facility [Line Items]
Debt instrument, term					7 years
Unamortized discount (premium) and debt issuance costs, net						$ 14,129,000	$ 14,129,000	$ 16,942,000
Debt instrument, fee amount													$ 1,188,000
First Lien Term Facility, due December 20, 2024 | Term Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity					$ 505,000,000
Debt instrument, interest rate, stated percentage						5.24%	5.24%
First Lien Term Facility, due December 20, 2024 | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity					$ 75,000,000
Second Lien Term Facility
Line of Credit Facility [Line Items]
Debt instrument, term					8 years
Second Lien Term Facility | Term Loan [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity					$ 75,000,000
2022 Borrowings | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 87,500,000	$ 87,500,000
Debt instrument, periodic payment, principal							2,369,000
Line of credit facility, remaining borrowing capacity						$ 150,000,000	$ 150,000,000
Line of credit facility, interest rate at period end						5.25%	5.25%
2019 Borrowings | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 37,500,000	$ 37,500,000
Line of credit facility, interest rate at period end						7.00%	7.00%
Base Rate [Member] | First Lien Term Facility, due December 20, 2024 | Term Loan [Member]
Line of Credit Facility [Line Items]
Variable rate basis interest rate at period end						2.00%	2.00%
Base Rate [Member] | 2022 Borrowings | Minimum [Member] | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							1.50%
Base Rate [Member] | 2022 Borrowings | Maximum [Member] | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							2.75%
Base Rate [Member] | 2019 Borrowings | Minimum [Member] | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate								2.00%
Base Rate [Member] | 2019 Borrowings | Maximum [Member] | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate								3.25%
Prime Rate [Member] | 2022 Borrowings | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							1.75%
Prime Rate [Member] | 2019 Borrowings | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							2.25%
London Interbank Offered Rate (LIBOR) [Member] | First Lien Term Facility, due December 20, 2024 | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							3.00%
Debt instrument, interest rate, stated percentage						2.24%	2.24%
Variable rate basis interest rate at period end						3.00%	3.00%
London Interbank Offered Rate (LIBOR) [Member] | Build Own Operate Financing, due June 30, 2024
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate						3.00%
Line of Credit [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 45,000,000	$ 45,000,000
Letters of credit outstanding, amount						64,000	64,000	$ 10,568,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Long-term debt, gross						0	0	0
Loans Payable | Build Own Operate Financing, due June 30, 2024
Line of Credit Facility [Line Items]
Debt instrument, periodic payment, principal							254,000
Debt instrument, fee amount														$ 50,000
Debt instrument, interest rate, stated percentage										5.08%
Debt instrument, face amount														$ 7,100,000
Long-term debt, gross	$ 2,159,000					5,917,000	$ 5,917,000
Loans Payable | Equipment Financing [Member]
Line of Credit Facility [Line Items]
Debt instrument, term	7 years			7 years
Debt instrument, interest rate, stated percentage	6.52%			6.24%
Debt instrument, face amount	$ 2,159,000			$ 3,530,000						$ 3,487,000
Debt instrument, amortization period	10 years			10 years
Debt instrument, periodic payment, interest	$ 25,000			$ 39,000
Debt instrument, periodic payment terms, balloon payment to be paid	$ 793,000			$ 1,330,000
Ratings Condition Period [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							3.75%
Other than Ratings Condition Period [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate							3.00%
MAGENTO [Member] | Mortgages [Member] | Facility Financing [Member]
Line of Credit Facility [Line Items]
Debt instrument, term		10 years	10 years
Debt instrument, periodic payment, principal		€ 7	$ 8,000
Debt instrument, interest rate, stated percentage		2.40%									2.40%
Debt instrument, face amount		€ 1,600									$ 1,858,000
Long-term debt, gross						$ 1,835,000	$ 1,835,000	$ 0